Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,280	[1]	£ 4,134		£ 4,323
Issue of ordinary shares - share option schemes	7		6		6
Ending balance	£ 4,415		£ 4,280	[1]	£ 4,134
Beginning Balance	756,802		753,258
Issue of ordinary shares - share option schemes	1,199		3,544
Purchase of own shares	(42,268)
Ending Balance	715,733		756,802		753,258
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,626		£ 2,620		£ 2,614
Issue of ordinary shares - share option schemes	7		6		6
Ending balance	2,633		2,626		2,620
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	189		188
Issue of ordinary shares - share option schemes			1
Purchase of own shares	(10)
Ending balance	£ 179		£ 189		£ 188

[1]	Comparative balances have been restated – see Note 1b.